Other operating income and expenses (Tables)	3 Months Ended
Mar. 31, 2021
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the three-month periods ended March 31, 2021, and 2020:

Other Operating income	For the three-month period ended March 31,
	2021	2020
	($ in thousands)
Grants (Note 16)	14,715	14,751
Insurance proceeds and other	6,518	14,787
Total	21,233	29,538

Other operating expenses
Other Operating expenses	For the three-month period ended March 31,
	2021	2020
	($ in thousands)
Raw materials and consumables used	(1,932)	(2,208)
Leases and fees	(654)	(660)
Operation and maintenance	(37,117)	(26,791)
Independent professional services	(7,634)	(10,444)
Supplies	(6,005)	(5,587)
Insurance	(10,515)	(9,204)
Levies and duties	(9,666)	(8,904)
Other expenses	(1,747)	(2,017)
Total	(75,270)	(65,815)